CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY/ (DEFICIT) - CNY (¥) ¥ in Thousands	Total	Number of shares	Additional Paid-in Capital [Member]	Accumulated other comprehensive income	Statutory Reserve [Member]	Retained earnings/ (accumulated deficit)	Total equity/(deficit) attributable to the shareholders of the Company	Noncontrolling Interest [Member]
Beginning balance, share at Dec. 31, 2017		67,692,830
Beginning balance at Dec. 31, 2017	¥ 83,905		¥ 16,878		¥ 16,108	¥ 50,919	¥ 83,905
Net (loss)/ income for the year	(169,686)					(169,686)	(169,686)
Comprehensive (loss)/income	(169,686)					(169,686)	(169,686)
Transfer to statutory reserve					5,102	(5,102)
Capital injection in connection with 2018 share incentive plan of the Parent	27,149		27,149				27,149
Capital injection in connection with 2018 share incentive plan of the Parent , shares		2,795,870
Share-based compensation	177,764		177,764				177,764
Distribution of profits	¥ (80,614)					(80,614)	(80,614)
Ending balance, share at Dec. 31, 2018	1	70,488,700
Ending balance at Dec. 31, 2018	¥ 38,518		221,791		21,210	(204,483)	38,518
Net (loss)/ income for the year	31,690					31,604	31,604	¥ 86
Comprehensive (loss)/income	¥ 31,690					31,604	31,604	86
Transfer to statutory reserve					7,891	(7,891)
Ending balance, share at Dec. 31, 2019	70,488,700	70,488,700
Ending balance at Dec. 31, 2019	¥ 70,208		221,791		29,101	(180,770)	70,122	86
Net (loss)/ income for the year	80,920					80,819	80,819	101
Other comprehensive income	144			¥ 144			144
Comprehensive (loss)/income	81,064			144		80,819	80,963	101
Transfer to statutory reserve					12,490	(12,490)
Distribution to the Parent	(89,083)					(89,083)	(89,083)
Dividend declared	¥ (157,663)		(157,663)				(157,663)
Ending balance, share at Dec. 31, 2020	70,488,700	70,488,700
Ending balance at Dec. 31, 2020	¥ (95,474)		¥ 64,128	¥ 144	¥ 41,591	¥ (201,524)	¥ (95,661)	¥ 187